Interest income - Disclosure of interest income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 191,265		$ 56,612	$ 8,772
Financial assets at amortized cost	1,861		587	1,187
Other interest income	63			21
Interest income	$ 193,189	$ 6,309	$ 57,199	$ 9,980